CONSOLIDATED STATEMENTS OF CASH FLOWS $ in Millions, Rp in Billions	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 IDR (Rp)	Dec. 31, 2016 IDR (Rp)	Dec. 31, 2015 IDR (Rp)
Cash receipts from:
Customers	$ 8,677	Rp 117,719	Rp 113,288	Rp 98,002
Other operators	545	7,392	2,828	2,700
Total cash receipts from customers and other operators	9,222	125,111	116,116	100,702
Cash receipts from finance income	105	1,431	1,736	1,386
Cash receipts from tax refund	43	585
Cash payments for expenses	(3,656)	(49,604)	(42,433)	(35,922)
Cash payments for corporate and final income taxes	(873)	(11,846)	(11,304)	(9,299)
Cash payments to employees	(865)	(11,739)	(11,207)	(10,940)
Cash payments for finance costs	(231)	(3,133)	(3,455)	(2,623)
Cash payments for Value Added Taxes - net	(143)	(1,942)	(2,696)	(210)
Cash receipts from other - net	40	542	474	575
Net cash provided by operating activities	3,642	49,405	47,231	43,669
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from sale of property and equipment	101	1,367	765	733
Proceeds from insurance claim	11	155	60	119
Dividend received from associated company	2	28	23	18
Proceeds from escrow accounts			2,159
Proceeds from sale of other assets				36
Acquisition of non-controlling interest in a subsidiary			(138)
Purchases of property and equipment	(2,380)	(32,294)	(26,787)	(26,499)
Placement in other current financial assets - net	(50)	(676)	(983)	(146)
Purchases of intangible assets	(37)	(508)	(1,098)	(1,439)
Payments for advances for purchases of property and equipment	(36)	(490)	(1,338)	(67)
Additional contribution on long-term investments	(20)	(269)	(43)	(62)
Acquisition of businesses, net of acquired cash	(18)	(243)	(137)	(114)
Purchases of other assets	(6)	(77)	(40)
Net cash used in investing activities	(2,433)	(33,007)	(27,557)	(27,421)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from loans and other borrowings	897	12,169	7,479	20,561
Proceeds from issuance of new shares of subsidiaries	4	50	183	5
Proceeds from sale of treasury stock			3,259	68
Cash dividends paid to non-controlling interests of subsidiaries	(911)	(12,355)	(7,058)	(7,831)
Cash dividends paid to the Company’s stockholders	(857)	(11,627)	(11,213)	(8,783)
Repayments of loans and other borrowings	(685)	(9,289)	(10,555)	(10,427)
Net cash used in financing activities	(1,552)	(21,052)	(17,905)	(6,407)
NET (DECREASE) INCREASE IN CASH AND CASH EQUIVALENTS	(343)	(4,654)	1,769	9,841
EFFECT OF EXCHANGE RATE CHANGES ON CASH AND CASH EQUIVALENTS	2	32	(119)	604
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	2,194	29,767	28,117	17,672
CASH AND CASH EQUIVALENTS AT END OF YEAR	$ 1,853	Rp 25,145	Rp 29,767	Rp 28,117